UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottsville, VA 22902


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler          Charlottsville, VA                    2/13/04
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        13

Form 13F Information Table Value Total:  $489,665
                                          -------
                                        (thousands)


List of Other Included Managers:

    Peninsula Investment Partners, LP

    Peninsula Capital Appreciation, LLC

                                                       FORM 13F INFORMATION TABLE



                 ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:      ITEM 5:         ITEM 6:     ITEM 8:
                                                                    FAIR MARKET                                VOTING
                                                                      VALUE       SHRS OR   SH/  INVESTMENT  AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP     (X$1000)      PRN AMT   PRN  DISCRETION    SOLE
AMERICA WEST HOLDINGS CORP CL B            CL B COMMON    023657208     2,949      237,800  SH     SHARED     SHARED
COGENT COMM GROUP INC.   CMN                  COMMON      19239V104       166      141,811  SH     SHARED     SHARED
CROSS COUNTRY INC.   CMN                      COMMON      227483104     8,988      600,000  SH     SHARED     SHARED
DAVITA INC      CMN                           COMMON      23918K108   193,050    4,950,000  SH     SHARED     SHARED
ECHOSTAR COMMUNICATIONS CORP CL A          CL A COMMON    278762109   124,064    3,650,000  SH     SHARED     SHARED
FIRST AVENUE NETWORKS INC.  CMN               COMMON      31865X106    14,100    5,222,361  SH     SHARED     SHARED
FRESENIUS MEDICAL CARE AG ADR SPON. ADR   SPONSORED ADR   358029106     4,465      191,200  SH     SHARED     SHARED
PEGASUS COMMUNICATIONS CORP  CMN              COMMON      705904605    24,578      875,300  SH     SHARED     SHARED
ROTO-ROOTER INC.    CMN                       COMMON      778787101     1,000       21,700  SH     SHARED     SHARED
USEC INC                                      COMMON      90333E108    42,000    5,000,000  SH     SHARED     SHARED
W.R. GRACE & CO (NEW)                         COMMON      38388F108    27,668   10,765,600  SH     SHARED     SHARED
WILSONS THE LEATHER EXPERTS, INC.             COMMON      972463103     9,228    2,667,000  SH     SHARED     SHARED
WSFS FINANCIAL CORP                           COMMON      929328102    37,409      834,100  SH     SHARED     SHARED







03038.0001 #463159